Trade and Other Receivables (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Trade and Other Receivables [Line Items]
Balance amount percentage		91.00%	81.00%
Bad debt expense (in Dollars)		$ 158,812
Customer Four [Member]
Trade and Other Receivables [Line Items]
Trade accounts receivable percentage	10.00%